Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories are comprised of the following:

	Yen in millions
	March 31
	2019	2020
Finished products	407,295	345,231
Work in process	154,178	149,969
Raw materials, purchased components and supplies	91,805	94,769

Inventories	653,278	589,969